SHARE-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2022 item shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Jun. 20, 2011 shares	May 20, 2010 shares	May 28, 2009 shares	Oct. 16, 2008 shares
SHARE-BASED COMPENSATION
Options granted (in shares)	0	0	0
Options
SHARE-BASED COMPENSATION
Options to purchase ordinary shares, outstanding (in shares)	19,000,349
Number of ordinary shares available for future grant	13,658,508
2007 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased							14,000,000
2008 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased						8,600,000
2010 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased					9,000,000
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Expiration term of options granted	10 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Expiration term of options granted	7 years
2010 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2010 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	25.00%
2010 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2011 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased				22,000,000
Number of different vesting schedules | item	4
2011 Plan | Maximum
SHARE-BASED COMPENSATION
Expiration term of options granted	10 years
2011 Plan | Minimum
SHARE-BASED COMPENSATION
Expiration term of options granted	6 years
2011 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2011 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
2011 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2011 Plan | Vesting schedule four
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	33.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	33.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	33.00%
2007 and 2008 Option Plans | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2007 and 2008 Option Plans | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	50.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%